Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Reclassification from accumulated other comprehensive income	$ 0	$ (14)	$ 544
Tax effect on amount reclassified from accumulated other comprehensive income	$ 0	$ 4	$ (210)